-------------------------------------------------------------------------------





CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.






                                  Annual Report
                                January 31, 1996









-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                         600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                      212/830-5200
===============================================================================





Dear Shareholder:



We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 1996.


The Fund had net assets of $105,826,006 and 414 active shareholders as of January 31, 1996. Dividends earned on a share held throughout the year were $.030 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 3.02% yield on an annual basis.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,


/s/ Steven W. Duff


Steven W. Duff
President

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


-------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 1996

-------------------------------------------------------------------------------



                                                                                                                Ratings (a)
                                                                                                            ------------------
    Face                                                                  Maturity                                    Standard
   Amount                                                                   Date     Yield        Value     Moody's    & Poors
   ------                                                                   ----     -----        -----     -------      -----
Other Tax Exempt Investments (12.23%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,460,000   Darien, CT BAN (c)                                         08/14/96    3.54%   $  1,463,003
  2,250,000   Montville, CT BAN (c)                                      01/28/97    3.23       2,250,625
  1,775,000   Shelton, CT BAN (c)                                        06/04/96    3.32       1,775,408
  2,000,000   State of Connecticut Regional School District Number 15
              (Towns of Middlebury & Southbury) (c)                      02/15/96    3.43       2,000,037
  2,000,000   Town of Madison, CT GO BAN (c)                             03/27/96    3.99       2,000,578
  3,450,000   Town of Westport, CT BAN (c)                               06/14/96    3.40       3,450,555
-----------                                                                                   -----------
 12,935,000   Total Other Tax Exempt Investments                                               12,940,206
-----------                                                                                   -----------

Other Variable Rate Demand Investments (b) (51.73%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,100,000   Connecticut Development Authority
              (Exeter Energy Project) - Series 1989B
              LOC Sanwa Bank, Ltd.                                       12/01/19    3.30%   $  5,100,000                  A1
    400,000   Connecticut Development Authority
              (Exeter Energy Project) - Series 1989C
              LOC Sanwa Bank, Ltd.                                       12/01/19    3.30         400,000                  A1
  3,600,000   Connecticut HEFA (Bridgeport Hospital) - Series B
              (Escrowed in treasuries for call on 02/07/96) (c)
              LOC Fuji Bank, Ltd.                                        07/01/25    3.90       3,600,000
  6,700,000   Connecticut HFA Housing Mortgage Finance Program
              AMBAC Insured                                              05/15/18    3.10       6,700,000                  A1+
  2,000,000   Connecticut PCR Refunding Bond
              (CT Light & Power Company Project)
              LOC Union Bank of Switzerland                              09/01/28    3.30       2,000,000     VMIG-1       A1+
  8,900,000   Connecticut State Development Authority
              (CT Light & Power Company Project) - Series 1993A
              LOC Deutsche Bank A.G.                                     09/01/28    3.00       8,900,000     VMIG-1       A1+
  3,200,000   Connecticut State Development Authority
              (Corporation for Independent Living Project)
              LOC Chemical Bank                                          07/01/15    3.15       3,200,000     VMIG-1
  3,500,000   Connecticut State Development Authority
              (Western Mass Electric Company) - Series 1993A
              LOC Union Bank of Switzerland                              09/01/25    3.00      3,500,000      VMIG-1       A1+
  1,300,000   Connecticut State Development Authority IDRB
              (Columbia Diamond Ring)
              LOC Barclays Bank PLC                                      09/01/08    4.15       1,300,000       P1         A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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===============================================================================

                                                                                                               Ratings (a)
                                                                                                            ------------------
      Face                                                                Maturity                                    Standard
     Amount                                                                 Date     Yield        Value     Moody's   &  Poors
     ------                                                                 ----     -----        -----     -------      -----
Other Variable Rate Demand Investments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                          12/01/14    3.35%   $  6,000,000                  A1+
  1,500,000   Connecticut State Development Authority IDRB
              (Rand Whitney Container Board L.P.)
              LOC Chase Manhattan Bank, N.A.                               08/01/23    2.90       1,500,000       P1         A1
    500,000   Connecticut State Development Authority IDRB
              (Solid Waste Exeter Project)
              LOC Sanwa Bank, Ltd.                                         12/01/19    3.30         500,000                  A1
  1,200,000   Connecticut State Development Authority IDRB
              (Vitta Corporation Project)
              LOC Barclays Bank PLC                                        09/01/09    4.15       1,200,000       P1         A1+
  1,600,000   Connecticut State Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              LOC Commerzbank A.G.                                         12/01/10    2.90       1,600,000     VMIG-1       A1+
  3,845,000   Hartford County, CT RDA (Underwood Tower Project) (c)
              LOC Financial Security Assurance, Inc.                       06/01/20    3.30       3,845,000
  1,400,000   State of Connecticut HEFA - Series A
              LOC Credit Locale de France                                  07/01/24    2.90       1,400,000     VMIG-1
  4,000,000   State of Connecticut Special Assessment Unemployment
              Compensation Advance Fund RB - Series 1993B
              LOC Mitsubishi Bank, Ltd.                                    11/01/01    3.35       4,000,000     VMIG-1       A1+
-----------                                                                                     -----------
 54,745,000   Total Other Variable Rate Demand Instruments                                       54,745,000
-----------                                                                                     -----------

Put Bonds (d) (16.55%)
---------------------------------------------------------------------------------------------------------------------------------
$ 1,800,000   Connecticut State HEFA (Yale University) - Series E
              FGIC Insured                                                 06/01/96    4.00%   $  1,800,000     VMIG-1       A1+
  2,000,000   Connecticut State HFA Housing Mortgage Finance Program Bond  04/15/96    3.75       2,000,000      MIG-1     SP-1+
  3,860,000   Connecticut State RRA Bond
              (Wallingford Resource Recovery) - Series 1986
              LOC National Westminster Bank PLC                            11/14/96    3.85       3,860,000       P1         A1+
  5,000,000   Connecticut State Special Assessment Unemployment
              Compensation Advance Fund RB - Series 1993C
              FGIC Insured                                                 07/01/96    3.82       5,000,594     VMIG-1       A1+
  4,860,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN AMRO Bank N.V.                                       09/01/96    3.73       4,858,645     VMIG-1       A1+
-----------                                                                                     -----------
 17,520,000   Total Put Bonds                                                                    17,519,239
-----------                                                                                     -----------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 1996

===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                  ---------------
    Face                                                                        Maturity                                 Standard
   Amount                                                                         Date     Yield        Value     Moody's & Poors
   ------                                                                         ----     -----        -----     -------   -----


Revenue Bonds (3.96%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,300,000   South Central Connecticut Regional Water System RB (c)
              Escrowed in U.S. Treasury Securities                              08/01/96    3.62%   $  3,418,636
    750,000   University of Puerto Rico RB (c)
              Escrowed in U.S. Treasury Securities                              06/01/96    3.55         774,344
-----------                                                                                          -----------
  4,050,000   Total Revenue Bonds                                                                      4,192,980
-----------                                                                                          -----------

Tax Exempt Commercial Paper (14.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$   980,000   Connecticut HFA Mortgage Project - 1989 Series D                  02/13/96    3.75%   $    980,000               A1+
  1,000,000   Connecticut HFA Mortgage Project - 1990 Series C                  02/09/96    3.60       1,000,000     VMIG-1    A1+
  1,000,000   Connecticut State HEFA (Yale University) - Series L               02/09/96    3.45       1,000,000     VMIG-1    A1+
  1,000,000   Connecticut State HEFA (Yale University) - Series L               03/01/96    3.15       1,000,000     VMIG-1    A1+
  3,000,000   Connecticut State HEFA (Yale University) - Series M               04/12/96    3.25       3,000,000     VMIG-1    A1+
  7,000,000   Puerto Rico Government Development Bank                           02/16/96    3.15       7,000,000               A1+
  1,000,000   Puerto Rico Government Development Bank                           03/01/96    3.05       1,000,000               A1+
-----------                                                                                          -----------
 14,980,000   Total Tax Exempt Commercial Paper                                                       14,980,000
-----------                                                                                          -----------

Variable Rate Demand Instruments - Participations (b) (1.35%)
-----------------------------------------------------------------------------------------------------------------------------------
$   908,289   Connecticut State Development Authority IDRB (Nefco Holding)
              LOC Chemical Bank                                                 11/01/00    5.53%   $    908,289       P1      A1
    519,152   Connecticut State Development Authority IDRB
              (The Finlay Brothers Project)
              LOC Chemical Bank                                                 10/01/00    5.53         519,152       P1      A1
-----------                                                                                          -----------
  1,427,441   Total Variable Rate Demand Instruments - Participations                                  1,427,441
-----------                                                                                          -----------
              Total Investments (99.98%) (Cost $105,804,866+)                                        105,804,866
              Cash and Other Assets in Excess of Liabilities (.02%)                                       21,140
                                                                                                     -----------
              Net Assets (100%), 105,843,655 Shares Outstanding (Note 3)                            $105,826,006
                                                                                                    ============
              Net Asset Value, offering and redemption price per share                              $       1.00
                                                                                                    ============
              + Aggregate cost for federal income tax purposes is $105,804,205.

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                       See Notes to Financial Statements.

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===============================================================================
FOOTNOTES:




(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.


(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.


(d)   The maturity date indicated is the next put date.

KEY:
  BAN       =   Bond Anticipation                           PCFA      =   Pollution Control Finance Authority
  GO        =   General Obligation                          PCR       =   Pollution Control Revenue
  HEFA      =   Health and Education Facilities Authority   RB        =   Revenue Bond
  HFA       =   Housing Finance Authority                   RDA       =   Revenue Development Authority
  IDRB      =   Industrial Development Revenue Bond         RRA       =   Resource Recovery Authority
  LOC       =   Letter of Credit






-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1996
===============================================================================


INVESTMENT INCOME
Income:
  Interest......................................................................      $         3,591,042
                                                                                      -------------------
Expenses: (Note 2)
   Investment management fee....................................................                  278,564
   Administration fee...........................................................                  187,517
   Shareholder servicing fee....................................................                  185,710
   Custodian expenses...........................................................                   17,836
   Shareholder servicing and related shareholder expenses.......................                   75,497
   Legal, compliance and filing fees............................................                   27,873
   Audit and accounting.........................................................                   77,630
   Directors' fees..............................................................                   16,728
   Other........................................................................                    7,105
                                                                                       ------------------
       Total expenses...........................................................                  874,460
       Less:
         Expenses paid indirectly...............................................      (             3,075)
         Fees waived............................................................      (            27,856)
                                                                                       ------------------
             Net expenses.......................................................                  843,529
                                                                                       ------------------
   Net investment income........................................................                2,747,513

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                    2,987
                                                                                       ------------------
Increase in net assets from operations..........................................      $         2,750,500
                                                                                       ==================

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 1996 AND 1995

===============================================================================






                                                                              1996                          1995
                                                                              ----                          ----

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income...........................................    $      2,747,513             $      1,801,080

      Net realized gain (loss) on investments........................               2,987                        2,109
                                                                          ---------------              ---------------

Increase (decrease) in net assets from operations....................           2,750,500                    1,803,189


Dividends to shareholders from net investment income.................   (       2,747,513)*           (      1,801,080)*
Capital share transactions (Note 3)..................................          24,022,159             (     38,752,190)
                                                                          ---------------              ---------------
     Total increase (decrease).......................................          24,025,146             (     38,750,081)
Net assets:
     Beginning of year...............................................          81,800,860                  120,550,941
                                                                          ---------------              ---------------
     End of year.....................................................    $    105,826,006             $     81,800,860
                                                                          ===============              ===============


* Designated as exempt-interest dividends for federal income tax purposes.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================


1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax-exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets. The Manager has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended January 31, 1996.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets. Prior to December 1, 1995, the administration fee was .20%.

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended January 31, 1996, the Manager voluntarily waived administration fees of $27,856.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $5,983 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund. Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $3,075.

3. Capital Stock.

At January 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $105,825,345. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                             Year                            Year
                                                             Ended                           Ended
                                                       January 31, 1996                January 31, 1995
                                                       ----------------                ----------------
Sold...........................................              230,071,612                     190,586,219
Issued on investment of dividends..............                2,456,633                       1,674,156
Redeemed.......................................       (      208,506,086)            (       231,012,565)
                                                      ------------------             -------------------
Net increase (decrease)........................               24,022,159             (        38,752,190)
                                                      ==================             ===================

4. Sales of Securities.

Accumulated undistributed realized gains at January  31, 1996 amounted to $661.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 56% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information.


                                                                  Year Ended January 31,
                                                ---------------------------------------------------------

                                                 1996        1995          1994         1993         1992
                                                ------      ------        ------       ------       -----

Per Share Operating Performance:
(for a share outstanding throughout the year)

Net asset value, beginning of year........     $  1.000    $  1.000     $  1.000     $  1.000     $   1.000
                                               --------    --------     --------     --------     ---------

Income from investment operations:
   Net investment income..................        0.030       0.023        0.017        0.021         0.035

Less distributions:
   Dividends from net investment income        (  0.030)   (  0.023)   (   0.017)   (   0.021)    (   0.035)
                                                --------    --------    ---------    ---------     --------

Net asset value, end of year..............     $  1.000    $   1.000    $  1.000     $  1.000      $  1.000
                                               ========    =========    =========    =========     ========

Total Return..............................        3.02%        2.29%        1.70%        2.12%        3.56%

Ratios/Supplemental Data

Net assets, end of year (000).............     $105,826      $81,801     $120,551     $129,297     $185,339
Ratios to average net assets:
    Expenses..............................         .91%+        .88%        0.87%       0.86%++       0.79%
    Net investment income.................        2.96%+       2.25%        1.68%       2.14%++       3.51%


+   Net of administration fees waived equivalent to .03% of average net assets.
++  Net of shareholder servicing fees waived equivalent to .06% of average net assets.

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


-------------------------------------------------------------------------------


CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================

The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen, LLP


New York, New York
February 22, 1996

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
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Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020



Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020



Custodian, Transfer & Dividend
     Disbursing Agent
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


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